Note 11 - Mezzanine Equity and Stockholders' Equity - Common Shares Reserved for Future Issuance (Details) - $ / shares shares in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Common stock, capital shares reserved for future issuance (in shares)		267	27
Investors - April 2023 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		236	0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 52.74
Expiration date		04/24/28
February 2023 New Warrants [Member]
Common stock, capital shares reserved for future issuance (in shares)		3	0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 193.68
Expiration date		07/21/28
January 2023 New Warrants [Member]
Common stock, capital shares reserved for future issuance (in shares)		11	0
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 193.68
Expiration date		06/20/28
Investors - March 2021 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		6	11
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 3,240
Expiration date		03/25/26
March 2021 Warrants [Member]
Common stock, capital shares reserved for future issuance (in shares)		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 7,425
Expiration date		02/09/24
Investors - May 2020 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		3	4
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 7,182
Expiration date		05/22/25
Investors - December 2019 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		2	2
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 10,881
Expiration date		12/06/24
Investors - Aerosurf [Member]
Common stock, capital shares reserved for future issuance (in shares)		2	2
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 0
Expiration date		02/14/24
Investors - December 2018 Financing - Long-term [Member]
Common stock, capital shares reserved for future issuance (in shares)		0	2
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 10,935
Expiration date		12/04/23
Battelle - 2018 Payables Restructuring Agreement [Member]
Common stock, capital shares reserved for future issuance (in shares)	[1]	0	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	[1]	$ 17,550
Expiration date	[1]	12/07/23
Panacea Venture Management Company Ltd. [Member]
Common stock, capital shares reserved for future issuance (in shares)		0	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 10,800
Expiration date		07/02/23
LPH II Investments Limited [Member]
Common stock, capital shares reserved for future issuance (in shares)		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 14,904
Expiration date		04/04/25
Investors - February 2017 Financing [Member]
Common stock, capital shares reserved for future issuance (in shares)		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 73,980
Expiration date		02/15/24
Battelle 2014 Collaboration Agreement [Member]
Common stock, capital shares reserved for future issuance (in shares)		1	1
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)		$ 3,780,000
Expiration date		10/10/24

[1]	See, Note 12 - Collaboration, Licensing and Research Funding Agreements, for further details on the Battelle collaboration agreement.